UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni

    Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,211,996
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,499,505
5.25%, 1/01/23	6,500	6,464,510

		17,176,011
Arizona — 5.3%
Arizona Board of Regents, Univesity of Arizona, RB, 5.00%, 8/01/28	2,000	2,209,460
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/30	2,685	2,716,764
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	2,001,536
4.25%, 7/01/22	1,895	2,007,260
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,539,225
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	1,015	960,474
County of Pima Arizona IDA, RB, Arizona Charter Schools Project:
Series C, 6.70%, 7/01/21	20	20,068
Series K, 6.38%, 7/01/31	895	864,856
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	2,325	2,560,104
County of Pinal Electric District No. 3, Refunding RB, 5.00%, 7/01/25	1,600	1,753,920
Glendale Union School District No. 205, GO, Series C:
5.00%, 7/01/24	1,945	2,184,780
5.00%, 7/01/27	500	545,460
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	730,758
5.00%, 7/01/32	1,925	1,956,647
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,445,040

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	$2,050	$2,123,123
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,065,330

		30,684,805
Arkansas — 0.3%
Arkansas State University, RB, 5.00%, 12/01/33	480	510,648
City of Fort Smith, Refunding RB (a):
5.00%, 5/01/23	400	460,944
4.50%, 5/01/24	875	973,175

		1,944,767
California — 4.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,448,226
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT, Republic Services, Inc. Project, Series B, 5.25%, 6/01/23 (b)	605	647,241
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,259,500
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	2,000	2,140,760
Peralta Community College District, GO, Series D, 5.00%, 8/01/30	5,265	5,387,516
State of California, GO:
5.50%, 4/01/28	15	15,117
5.00%, 11/01/32	2,000	2,143,720
Various Purposes, 5.75%, 4/01/31	7,000	7,993,860

		26,035,940
Colorado — 0.4%
Plaza Metropolitan District No. 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 6/01/14 (c)	2,570	2,658,562
Connecticut — 2.9%
Connecticut State Development Authority, RB, Learjet, Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,211,156

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College, Series I, 5.00%, 7/01/29	$1,075	$1,167,149
Connecticut College, Series I, 5.00%, 7/01/31	1,320	1,419,356
Connecticut College, Series I, 5.00%, 7/01/32	500	534,680
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	4,530	4,758,720
State of Connecticut, GO, Series B, 5.00%, 4/15/31	6,990	7,643,216

		16,734,277
Florida — 8.6%
Broward County Florida Airport System, ARB, Series Q-2, AMT, 5.00%, 10/01/32	1,250	1,280,837
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	10,000	11,148,500
County of Highlands Health Facilities Authority, Refunding RB, Adventis Health, Series G, 5.13%, 11/15/16 (c)	35	39,444
County of Lee Florida, Refunding ARB, AMT, Series A:
5.50%, 10/01/23	1,000	1,113,460
(AGM), 5.00%, 10/01/27	1,635	1,706,924
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	3,871,236
6.00%, 10/01/29	3,480	3,876,615
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/26	4,000	4,365,520
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB:
5.00%, 7/01/32	1,500	1,583,205
5.00%, 7/01/33	3,000	3,159,870
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	9,049,520
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, AMT, Series B:
5.00%, 10/01/25	1,000	1,070,530
5.00%, 10/01/26	2,935	3,126,479

Municipal Bonds	Par (000)	Value
Florida (concluded)
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	$2,710	$2,714,499
Series B, 6.50%, 5/01/37	1,840	1,843,625
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	155	99,200

		50,049,464
Georgia — 1.2%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,254,310
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,539,465
4.13%, 8/01/24	2,000	2,037,700

		6,831,475
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,199,687
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,379,750
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	3,760,458
Illinois — 11.1%
City of Chicago Illinois Midway Airport Revenue, Refunding RB, AMT, Series A, 5.50%, 1/01/32	1,500	1,559,925
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT:
Series C, 5.25%, 1/01/28	1,350	1,430,757
Series C, 5.25%, 1/01/29	3,020	3,180,211
Senior Lien, Series A, 5.00%, 1/01/23	13,000	14,304,290
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,918,818

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Madison-Macoupin Etc Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/29	$350	$368,771
5.00%, 5/01/30	475	497,529
5.00%, 5/01/31	500	521,755
5.00%, 5/01/32	500	519,250
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	3,916,955
6.25%, 6/01/24	12,750	13,731,495
State of Illinois, GO, Refunding, 5.00%, 8/01/21	3,000	3,388,170
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/34	9,140	9,581,736
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,004,740
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,360	1,323,878

		64,248,280
Indiana — 4.1%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 1/01/21	4,800	5,643,552
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,301,560
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	10,963,000
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/19	5,000	5,168,150

		24,076,262
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	782,625
5.25%, 4/01/24	730	813,877
5.25%, 4/01/25	520	572,978
5.25%, 4/01/26	360	393,707

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/22	$2,315	$2,302,152
Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,020,180

		5,885,519
Kansas — 1.5%
Kansas Development Finance Authority, RB, KU Health System, Series H, 5.00%, 3/01/26	3,220	3,443,371
Kansas Development Finance Authority, Refunding RB:
Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	1,500	1,687,710
Sisters of Charity of Leavenworth Health System, Series A, 4.00%, 1/01/22	3,425	3,607,450

		8,738,531
Kentucky — 1.6%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,079,520
Louisiana — 4.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	964,070
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 5.50%, 1/01/26	3,000	3,213,300
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,730,728
5.00%, 12/01/28	3,715	4,001,352
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	2,000	2,096,740
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 5/01/34	5,750	5,731,255

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/28	$3,660	$3,929,852

		23,667,297
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,965	1,977,831
Maryland — 0.7%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,852,060
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	790	828,268
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,209,870

		3,890,198
Massachusetts — 2.7%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,122,508
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (c)	1,075	1,153,508
5.00%, 8/15/15 (c)	6,870	7,371,716
5.00%, 8/15/30	380	401,641
Massachusetts School Building Authority, Refunding RB, Senior Series A, 5.00%, 8/15/25	5,000	5,763,750

		15,813,123
Michigan — 2.7%
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,401,774
Manistee Area Public Schools, GO, Refunding (Q-SBLF), 5.00%, 5/01/25	1,000	1,105,400
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,733,850

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/24	$4,900	$5,176,801
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/31	2,000	2,157,580

		15,575,405
Minnesota — 1.6%
City of St. Cloud Minnesota, Refunding RB, Centracare Health System, Series A, 4.25%, 5/01/21	2,300	2,519,443
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 8/01/36	1,000	1,077,000
Series C, 5.00%, 8/01/27	1,390	1,580,958
Series C, 5.00%, 8/01/28	740	835,061
Series C, 5.00%, 8/01/29	1,555	1,740,807
Series C, 5.00%, 8/01/30	1,635	1,816,403

		9,569,672
Mississippi — 0.9%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	5,000	5,000,050
Missouri — 2.7%
Missouri Development Finance Board, RB, St. Joseph Sewage System Improvements, Series E, 4.75%, 5/01/26	750	761,985
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/32	5,000	5,339,200
Missouri State Environmental Improvement & Energy Resource Authority, Refunding RB, Revolving Funds Program, Series A, 5.00%, 1/01/25	3,150	3,660,804
Missouri State Health & Educational Facilities Authority, Refunding RB, SSM Health Care, Series B, 4.25%, 6/01/25	5,975	6,183,229

		15,945,218
Montana — 0.7%
Montana State Board of Regents, RB, 5.00%, 11/15/30	1,000	1,114,590

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Montana (concluded)
Yellowstone County School District No. 2 Billings, GO:
5.00%, 6/15/30	$715	$809,580
4.50%, 6/15/31	1,780	1,900,097

		3,824,267
Nebraska — 1.0%
Douglas County School District No. 17 Nebraska, GO, Refunding, 2.00%, 6/15/25	4,380	3,962,411
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,055,650
Nebraska Public Power District, RB, Series A, 5.00%, 1/01/30	1,000	1,092,780

		6,110,841
Nevada — 0.7%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,126,306
New Jersey — 19.4%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,242,180
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.80%, 11/01/15 (c)	5,050	5,534,043
New Jersey EDA, RB, AMT:
5.50%, 1/01/26	1,500	1,627,620
5.50%, 1/01/27	1,000	1,072,630
Continental Airlines, Inc. Project, 5.13%, 9/15/23	6,040	5,872,148
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,152,430
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	4,031,451
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	3,873,662
School Facilities Construction, Series NN, 5.00%, 3/01/29	6,500	7,037,095
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	658,698
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	$1,665	$1,737,561
Series 1, AMT, 5.00%, 12/01/27	6,690	6,690,334
Student Loan, Series 1A, 4.75%, 12/01/21	2,040	2,207,974
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	2,195	2,262,123
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/29	10,000	10,923,800
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/15 (c)	11,120	11,847,248
Series B, 5.25%, 6/15/26	3,500	3,882,410
Transportation Program, Series AA, 5.25%, 6/15/31	12,000	13,113,120
Transportation System, Series A, 5.25%, 6/15/24	3,185	3,597,266
Transportation System, Series B, 5.50%, 6/15/31	13,970	15,333,193
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,395,546
5.00%, 12/01/25	1,345	1,493,528
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,478,675
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,355	1,630,756

		112,695,491
New Mexico — 0.2%
New Mexico State University, Refunding RB, Series B, 5.00%, 4/01/25	850	985,720
New York — 21.4%
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/30	2,210	2,401,099
Series E, 5.00%, 8/01/27	3,500	3,938,060
Series E, 5.00%, 8/01/30	5,000	5,453,750
City of New York New York, GO, Series D1, 5.13%, 12/01/26	4,615	5,259,900

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	$5,000	$5,080,850
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/24	5,470	5,918,157
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	1,000	1,111,430
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	1,980	2,177,406
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,626,531
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,712,955
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	4,000	4,614,040
Series F, 5.00%, 11/15/30	1,460	1,561,616
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/29	5,695	6,283,749
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	1,740	1,821,884
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	4,013,864
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	3,015,787
New York State Dormitory Authority, RB:
(AGM), 5.00%, 8/15/18 (c)	30	35,302
(AGM), 5.00%, 2/15/22	3,960	4,496,699
Education, Series D, 5.00%, 9/15/16 (c)	5	5,595
Fordham University, Series A, 5.25%, 7/01/25	900	1,010,520
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	10	11,796
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,099,840
Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (concluded):
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	$6,900	$7,533,765
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,913,301
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,670	1,840,858
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,589,230
School District Financing Program, Series C, 5.00%, 10/01/24	3,165	3,564,993
Unrefunded Balance, Series D, 5.00%, 3/15/31	4,495	4,797,199
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	2,225	2,327,951
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,331,979
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	709,501
Yeshiva University, 4.00%, 9/01/23	2,860	2,593,362
Yeshiva University, 4.25%, 9/01/24	2,750	2,507,835
New York State Urban Development Corp., RB, Series A-1 (NPFCG), 5.25%, 3/15/14 (c)	10,000	10,062,700
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	2,475	2,706,660
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,086,270
Port Authority of New York & New Jersey, Refunding RB:
178th Series, AMT, 5.00%, 12/01/32	4,000	4,238,840
Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,278,657

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/24	$3,000	$3,401,850
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/24	2,000	2,289,840
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,110,997

		124,536,618
North Carolina — 1.2%
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A, 5.00%, 7/01/33	4,000	4,243,840
County of Gaston Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,105	986,312
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,575,210

		6,805,362
Ohio — 1.1%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	6,000	6,588,000
Oregon — 2.2%
Klamath County School District, GO:
5.00%, 6/15/30	1,000	1,107,140
5.00%, 6/15/31	1,000	1,099,630
Oregon Health & Science University, Refunding RB:
Series A, 5.00%, 7/01/26	1,500	1,657,605
Series E, 5.00%, 7/01/30	1,000	1,075,270
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 7/01/29	1,835	2,002,939
State of Oregon, GO, Series H, 5.00%, 5/01/36	2,000	2,187,760
Umatilla County School District No. 16R Pendleton, Series A, 5.00%, 6/15/32 (a)	3,285	3,658,932

		12,789,276
Municipal Bonds	Par (000)	Value
Pennsylvania — 7.7%
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/20	$2,895	$3,185,369
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,646,446
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,751,988
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,954,421
5.00%, 11/01/26	2,375	2,579,844
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,541,230
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	7,673,917
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,291,440
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/26	6,225	6,988,808

		44,613,463
Puerto Rico — 1.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	9,450	9,459,356
Rhode Island — 1.2%
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 5/15/30	4,305	4,681,903
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 9/01/32	2,000	2,221,760

		6,903,663

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 0.2%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	$1,000	$1,045,720
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	1,000	1,066,080
Tennessee — 1.4%
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,955,445
Series B, 5.00%, 11/01/22	1,000	1,109,400
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (b)	3,625	3,853,919

		7,918,764
Texas — 8.7%
City of Grapevine Texas, GO, 5.00%, 2/15/33	5,685	6,202,676
City of Houston Texas, Refunding ARB, Series A:
Senior Lien, 5.25%, 7/01/29	4,055	4,476,112
Subordinate Lien, AMT, 5.00%, 7/01/25	1,500	1,616,880
Subordinate Lien, AMT, 5.00%, 7/01/32	1,010	1,034,351
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	3,963,160
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,289,924
Series E, 5.00%, 11/01/27	4,960	5,157,259
Series F, 5.00%, 11/01/31	6,345	6,471,963
Frisco ISD, GO, Refunding (PSF-GTD), 4.25%, 8/15/28	3,700	3,936,356
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,000,630
Red River Education Financing Corp., RB, 5.00%, 3/15/33	1,340	1,442,577
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,166,837
Municipal Bonds	Par (000)	Value
Texas (concluded)
Socorro ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/32	$2,500	$2,738,825
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 8/01/28	1,585	1,736,383
5.25%, 8/01/29	1,720	1,868,711
5.25%, 8/01/33	3,000	3,181,920

		50,284,564
US Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, Refunding RB, Series A, 5.25%, 10/01/24	5,000	5,574,900
Virginia — 1.0%
Virginia Commonwealth Transportation Board, RB, 5.00%, 5/15/28	5,000	5,629,650
West Virginia — 2.8%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 9/01/23	4,000	4,281,560
West Virginia University, RB, West Virginia University Project, Series B:
5.00%, 10/01/29	7,520	8,214,246
5.00%, 10/01/30	3,500	3,803,590

		16,299,396
Wisconsin — 3.3%
Public Finance Authority, Refunding RB, Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 7/01/28	4,765	4,532,515
State of Wisconsin, GO, Series C, 4.50%, 5/01/30	6,120	6,472,451
WPPI Energy, Refunding RB, Supply System, Series A:
5.00%, 7/01/32	4,010	4,286,209
5.00%, 7/01/33	3,500	3,724,210

		19,015,385
Total Municipal Bonds — 140.0%		813,194,924

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California — 1.7%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	$9,028	$9,694,791
Illinois — 4.0%
Du Page & Will Counties Community School District No. 204, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,745,259
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	13,679,507

		23,424,766
Louisiana — 2.4%
State of Louisiana, GO, Series A, 5.00%, 8/01/24	12,000	13,946,880
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	10,848,963
Minnesota — 1.9%
State of Minnesota, GO, State Various Purpose, Series A, 4.00%, 8/01/29	10,525	11,333,597
New York — 7.5%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/24	3,990	4,536,391
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,439,072
Sub-Series I-1, 5.50%, 4/01/21	4,992	5,860,777
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	8,000	8,477,760
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., Refunding RB, Service Contracts, Series B, 5.00%, 1/01/21	$8,003	$9,065,123
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,026,870

		43,405,993
Washington — 1.9%
Snohomish County School District No. 15-Edmonds Washington, GO, (NPFGC), 5.00%, 6/01/16 (c)	10,000	11,065,500
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 21.3%		123,720,490
Total Long-Term Investments (Cost — $902,394,034) — 161.3%		936,915,414

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	2,204,835	2,204,835
Total Short-Term Securities (Cost — $2,204,835) — 0.4%		2,204,835
Total Investments (Cost — $904,598,869*) — 161.7%		939,120,249
Liabilities in Excess of Other Assets — (0.5)%		(2,889,715)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.8%)		(68,511,156)
VMTP Shares, at Liquidation Value — (49.4%)		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$580,619,378

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$838,155,595

Gross unrealized appreciation	$41,509,189
Gross unrealized depreciation	(9,042,578)

Net unrealized appreciation	$32,466,611

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Piper Jaffray & Co.	$3,658,932	$9,888
Stephens, Inc.	$1,434,119	$7,199

(b)	Variable rate security. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	3,667,115	(1,462,280)	2,204,835	$2,742

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(480)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$60,360,000	$(974,332)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$936,915,414	—	$936,915,414
Short-Term Securities	$2,204,835	—	—	2,204,835

Total	$2,204,835	$936,915,414	—	$939,120,249

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(974,332)	—	—	$(974,332)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$780,000	—	—	$780,000
Liabilities:
TOB trust certificates	—	$(68,498,043)	—	(68,498,043)
VMTP Shares	—	(287,100,000)	—	(287,100,000)

Total	$780,000	$(355,598,043)	—	$(354,818,043)

There were no transfers between levels during the period ended January 31, 2014.

12	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2014